Income Taxes - Summary of Income Taxes Calculated at the Canadian Statutory Rate (Detail) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 28, 2026	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before tax	$ 1,500	$ (3,395)	$ (12,819)	$ (4,631)
Canadian Federal tax rate, Amount		$ (509)
Canadian Federal tax rate, Rate		15.00%	25.70%	25.70%
Foreign tax effects, Amount		$ 0
Foreign tax effects, Rate		0.00%
Effect of changes in tax laws or rates enacted in the current period, Amount		$ 0
Effect of changes in tax laws or rates enacted in the current period, Rate		0.00%
Effect of cross-border tax laws, Amount		$ 0
Effect of cross-border tax laws, Rate		0.00%
Tax credits, Amount		$ 0
Tax credits, Rate		0.00%
Changes in valuation allowances, Amount		$ 1,614
Changes in valuation allowances, Rate		(47.60%)
Non taxable equity in earnings of joint venture, Amount		$ (288)
Tax Jurisdiction of Domicile [Extensible Enumeration]		Canadian Federal Taxes [Member]	Canadian Federal Taxes [Member]	Canadian Federal Taxes [Member]
Non taxable dividend from joint venture, Amount		$ (379)
Non taxable dividend from joint venture, Rate		11.20%
Changes in unrecognized tax benefits, Amount		$ 0
Changes in unrecognized tax benefits, Rate		0.00%
Permanent differences and other, Amount		$ (71)
Utilization of unrecognized losses and other tax attributes			(27.10%)	(28.60%)
Non-deductible equity in earnings joint venture		8.50%	2.40%	6.00%
Permanent differences and other		2.10%	(1.00%)	(3.10%)
Income tax expense		$ 0	$ 0	$ 0
Total		0.00%	0.00%	0.00%
Quebec [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Canadian Provincial tax rates, Amount		$ (173)
Canadian Provincial tax rates, Rate		5.10%
Ontario [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Canadian Provincial tax rates, Amount		$ (102)
Canadian Provincial tax rates, Rate		3.00%
Alberta [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Canadian Provincial tax rates, Amount		$ (56)
Canadian Provincial tax rates, Rate		1.60%
British Columbia [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Canadian Provincial tax rates, Amount		$ (36)
Canadian Provincial tax rates, Rate		1.10%